Average Annual Total Returns	12 Months Ended
Oct. 31, 2014
Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.95%
Five Years	7.57%
Ten Years	5.31%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.18%
Five Years	10.81%
Ten Years	6.21%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.76%
Five Years	5.92%
Ten Years	4.74%
Inception Date	Sep. 30, 1994
Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.07%
Five Years	9.36%
Ten Years	5.93%
Inception Date	Sep. 30, 1994
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.35%
Five Years	10.13%
Ten Years	6.83%
Inception Date	Mar. 29, 1985
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.24%)
Five Years	4.32%
Ten Years	4.79%
Inception Date	Apr. 29, 1996
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.17%)
Since Inception	4.43%
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.15%)
Since Inception	4.46%
Inception Date	Nov. 29, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.14%)
Since Inception	4.77%
Inception Date	Nov. 30, 2010
Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.17%)
Since Inception	2.31%
Inception Date	Jan. 26, 2011
Return After Taxes on Distributions | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.51%
Five Years	6.56%
Ten Years	4.31%
Return After Taxes on Distributions | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.37%
Five Years	10.16%
Ten Years	5.65%
Return After Taxes on Distributions | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.74%
Five Years	4.83%
Ten Years	3.56%
Return After Taxes on Distributions | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.17%
Five Years	8.57%
Ten Years	5.16%
Return After Taxes on Distributions | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.00%
Five Years	9.21%
Ten Years	5.76%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.01%)
Five Years	3.73%
Ten Years	4.25%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.95%)
Since Inception	3.72%
Return After Taxes on Distributions | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.96%)
Since Inception	1.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.58%
Five Years	5.70%
Ten Years	3.91%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.51%
Five Years	8.51%
Ten Years	4.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.95%
Five Years	4.31%
Ten Years	3.34%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.35%
Five Years	7.23%
Ten Years	4.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.69%
Five Years	7.75%
Ten Years	5.16%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.84%)
Five Years	3.38%
Ten Years	3.85%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.78%)
Since Inception	3.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(1.79%)
Since Inception	1.79%
Based on Market Value | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.84%)
Since Inception	2.28%
MSCI EAFE Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.90%)
Five Years	5.33%
Ten Years	4.43%
STAR Composite Average | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	3.65%
Five Years	8.72%
Ten Years	5.45%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Barclays U.S. Aggregate Bond Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.97%
Five Years	4.45%
Ten Years	4.71%
Income Composite Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.84%
Five Years	6.10%
Ten Years	5.23%
Conservative Growth Composite Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.12%
Five Years	7.69%
Ten Years	5.74%
Moderate Growth Composite Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.35%
Five Years	9.66%
Ten Years	6.40%
Growth Composite Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.54%
Five Years	11.10%
Ten Years	6.70%
STAR Composite Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.59%
Five Years	9.54%
Ten Years	6.59%
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Income Fund | Vanguard LifeStrategy Income Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
Barclays U.S. Aggregate Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	5.85%
Five Years	4.48%
Ten Years	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.89%)
Five Years	4.71%
Ten Years	none
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.89%)
Since Inception	4.57%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.89%)
Since Inception	4.57%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.89%)
Since Inception	4.71%
MSCI ACWI ex USA IMI | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.89%)
Since Inception	2.36%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Five Years	4.42%
Ten Years	4.92%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	4.55%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	4.54%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	4.83%
Spliced Total International Stock Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	2.48%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Conservative Growth Fund | Vanguard LifeStrategy Conservative Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.47%
Five Years	15.72%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.47%
Five Years	15.72%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard LifeStrategy Moderate Growth Fund | Vanguard LifeStrategy Moderate Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.47%
Five Years	15.72%
Ten Years	8.09%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.47%
Five Years	15.72%
Ten Years	8.09%
FTSE Global All Cap ex US Index | Vanguard LifeStrategy Growth Fund | Vanguard LifeStrategy Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Five Years	4.93%
Ten Years	5.79%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Five Years	4.93%
Ten Years	5.79%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	4.82%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	4.82%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	4.95%
FTSE Global All Cap ex US Index | Vanguard Total International Stock Index Fund | Vanguard Total International Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.39%)
Since Inception	2.57%